INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 15.	INCOME TAXES

United States

The Company is incorporated in the United States of America and is subject to the U.S. federal and state taxation.  No provision for income taxes have been made as the Company has no taxable income in the U.S..  The applicable income tax rate for the Company for the years ended December 31, 2011 and 2010 was 34%.  No tax benefit has been realized since a 100% valuation allowance has offset deferred tax asset resulting from the net operating losses.

British Virgin Islands

City Zone, a wholly-owned subsidiary of the Company, is incorporated in the British Virgin Islands (“BVI”) and, under the current laws of the BVI, is not subject to income taxes.

Hong Kong

Most Smart, a wholly-owned subsidiary of the Company, is incorporated in Hong Kong.  Most Smart is subject to Hong Kong taxation on its activities conducted in Hong Kong and income arising in or derived from Hong Kong.  No provision for income taxes have been made as Most Smart has no taxable income in Hong Kong.

People’s Republic of China (PRC)

Under the Enterprise Income Tax (“EIT”) Law of the PRC, the standard EIT rate is 25%. The PRC subsidiaries of the Company are subject to PRC income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which they operate. According to the Tax Pronouncement [2008] No. 149 issued by the State Administration of Tax of the PRC, the preliminary processing industry of agricultural products is entitled to EIT exemption starting January 1, 2008. Three of the Company’s wholly-owned subsidiaries located in the Shanxi Province, China, including Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang are subject to the EIT exemption. All other subsidiaries and consolidated VIEs are subject to the 25% EIT rate.

The provision for income taxes from continuing operations on income consists of the following for the years ended December 31, 2011 and 2010:

	For the Years Ended
	Ended
	December 31,
	2011	2010
Current income tax expense (benefit)
U.S	$-	$-
PRC	-	-
Total current expense (benefit)	$-	$-

Deferred income tax expense (benefit)
U.S	$-	$-
PRC	(1,112,658)	(1,163,461)
Less: Income tax benefit attributable to discontinued operations	1,297,042	249,676
Income tax expense (benefit) attributable to continuing operations	$184,384	$(913,785)

The following is a reconciliation of the statutory tax rate to the effective tax rate of the continuing operations for the years ended December 31, 2011 and 2010:

	For The Years Ended
	December 31,
	2011	2010
Expected U.S. income tax expense	34.0%	34.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	-39.0%	-48.6%
Foreign tax differential	0.9%	2.8%
Change in valuation allowance	5.6%	2.9%
Intercompany elimination	-0.6%	0.9%
Other	-	0.2%
Income tax benefit attributable to continuing operations	0.9%	-7.8%

Significant components of the Company’s net deferred tax assets as of December 31, 2011 and 2010 are presented in the following table:

	December 31,	December 31,
	2011	2010
Deferred tax assets
Net operating loss carryforwards (NOL)	$2,255,365	$1,458,421
Share-based compensation	351,203	197,126
Gross deferred tax assets	2,606,568	1,655,547
Less: Valuation allowance	(1,813,056)	(466,649)
Total deferred tax assets, net	$793,512	$1,188,898